91629-P1 12/25

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 12, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED AUGUST 1, 2025 OF

FRANKLIN CLEARBRIDGE ENHANCED INCOME ETF (THE “FUND”)

On or about December 31, 2025, the investment management services provided by Franklin Managed Options Strategies, LLC (Franklin MOST), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources) and subadviser to the Fund providing the day-to-day portfolio management of the options overlay portion of the Fund’s portfolio, and the personnel of Franklin MOST who provide such services to the Fund, will be transferred to O’Shaughnessy Asset Management, LLC (OSAM), also an indirect, wholly owned subsidiary of Resources. In particular, OSAM will assume the duties and obligations of Franklin MOST under the sub-advisory agreement between Franklin Templeton Fund Adviser, LLC (FTFA), the Fund’s investment manager, and Franklin MOST with respect to the Fund. Employees of Franklin MOST who currently provide investment management services to FTFA with respect to the Fund will become employees of OSAM and will continue to provide the same investment management services to the Fund under the same sub-advisory fee schedule. This transfer will not involve a change in actual control or management of the Fund’s subadviser and the same individuals will continue to provide portfolio management services to the Fund. Because there is no actual change in control or management of the subadviser, this transfer does not constitute an “assignment” of the sub-advisory agreement for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.

Therefore, effective December 31, 2025, the Summary Prospectus, Prospectus and SAI of the Fund are amended as follows:

I.	All references to “Franklin Managed Options Strategies, LLC” and “Franklin MOST” in the “Principal investment strategies” sections of the Summary Prospectus and Prospectus are replaced with “O’Shaughnessy Asset Management, LLC” and “OSAM,” respectively.

II.	The following replaces the “Management—Subadvisers” and “Management—Portfolio managers (Franklin MOST)” sections, respectively, in the Summary Prospectus and Prospectus for the Fund:

Subadvisers: ClearBridge Investments, LLC (“ClearBridge”) and O’Shaughnessy Asset Management, LLC (“OSAM”). References to “the subadviser” include each applicable subadviser.

Portfolio managers (OSAM): Primary responsibility for the day-to-day management of the options overlay portion of the fund’s portfolio lies with the following portfolio managers.

Portfolio manager	Title	Portfolio manager of the fund since
Bradley S. Berggren	Senior Vice President and Co-Chief Investment Officer of OSAM’s Canvas Managed Option Strategies	February 2025
Jonathan Orseck	Senior Vice President and Co-Chief Investment Officer of OSAM’s Canvas Managed Option Strategies	February 2025

III.	The following replaces the third and fifth paragraphs, respectively, of the “More on fund management” section in the Prospectus for the Fund:

On December 31, 2025, the investment management services provided by Franklin Managed Options Strategies, LLC (“Franklin MOST”), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (“Resources”) and subadviser to the Fund who provided the day-to-day portfolio management of the options overlay portion of the Fund’s portfolio, and the personnel of Franklin MOST who provided such services to the Fund, were transferred to OSAM, also an indirect, wholly owned subsidiary of Resources. In particular, OSAM assumed the duties and obligations of Franklin MOST under the sub-advisory agreement between FTFA and Franklin MOST with respect to the Fund. Employees of Franklin MOST who provided investment management services to FTFA with respect to the Fund became employees of OSAM and continue to provide the same investment management services to the Fund under the same sub-advisory fee schedule. OSAM has offices at 100 First Stamford Place, Stamford, Connecticut 06902 and provides discretionary investment management services to mutual funds, individual investors and institutional investors. As of September 30, 2025, Franklin MOST managed approximately $858.6 million in assets including approximately $696.7 million in assets on a discretionary basis, and approximately $161.9 million in assets on a non-discretionary basis. As of September 30, 2025, OSAM managed approximately $19,782.2 million in assets.

FTFA, ClearBridge, OSAM and Western Asset are indirect, wholly-owned subsidiaries of Resources. Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of September 30, 2025, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.66 trillion.

IV.	The following replaces the “Portfolio managers—Franklin MOST” section in the Prospectus for the Fund:

OSAM: Primary responsibility for the day-to-day management of the options overlay portion of the fund’s portfolio lies with the following portfolio managers.

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Bradley S. Berggren	Senior Vice President and Co-Chief Investment Officer of OSAM’s Canvas Managed Option Strategies. Mr. Berggren joined Franklin Templeton and was Senior Vice President and Co-Chief Investment	February 2025

Portfolio manager	Title and recent biography	Portfolio manager of the fund since

Officer of FT MOST, the Fund’s previous subadviser, in May 2023 as part of Franklin Templeton’s acquisition of volScout, LLC, where he served as a Managing Partner and Chief Compliance Officer. Prior to volScout, he was Chief Operating Officer of Alaia Capital, a Managing Partner at Finance IQ, LLC, Founder, Chief Executive Officer and Chief Investment Officer of Parametric Risk Advisors, and a Manager Director at Bank of America and at Bear Stearns. Mr. Berggren holds a B.A. in History and Political Science from the University of Vermont.

Jonathan Orseck	Senior Vice President and Co-Chief Investment	February 2025

Portfolio manager	Title and recent biography	Portfolio manager of the fund since

Officer of OSAM’s Canvas Managed Options Strategies. Mr. Orseck joined Franklin Templeton and was Senior Vice President and Co-Chief Investment Officer of FT MOST, the Fund’s previous subadviser, in May 2023 as part of Franklin Templeton’s acquisition of volScout, LLC, where he served as a Managing Partner. Prior to volScout, he was a Managing Director at Parametric Portfolio Associates, Chief Operating Officer of Parametric Risk Advisors, Managing Director at Bank of America and Principal at Morgan Stanley. Mr. Orseck holds a B.S. in Computer Science

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Engineering from the University of Pennsylvania and an MBA from the Stern School of Business at New York University.

V.

The following replaces the second and third paragraphs, respectively, of the “INVESTMENT MANAGEMENT AND OTHER SERVICE PROVIDER INFORMATION—Subadvisers – Enhanced Income ETF” section in the SAI for the Fund:

On December 31, 2025, the investment management services provided by Franklin Managed Options Strategies, LLC (“Franklin MOST”), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (“Resources”) and subadviser to the Fund who provided the day-to-day portfolio management of the options overlay portion of the Fund’s portfolio, and the personnel of Franklin MOST who provided such services to the Fund, were transferred to O’Shaughnessy Asset Management, LLC (“OSAM”), also an indirect, wholly owned subsidiary of Resources. In particular, OSAM assumed the duties and obligations of Franklin MOST under the sub-advisory agreement between FTFA and Franklin MOST with respect to the Fund. Employees of Franklin MOST who provided investment management services to FTFA with respect to the Fund became employees of OSAM and continue to provide the same investment management services to the Fund under the same sub-advisory fee schedule. OSAM has offices at 100 First Stamford Place, Stamford, Connecticut 06902 and provides discretionary investment management services to mutual funds, individual investors and institutional investors.

The Manager pays ClearBridge and OSAM each a fee as compensation for their services to the Fund.

VI.	In the remainder of the SAI, all references to “Franklin MOST” are replaced with “OSAM.”

Please retain this supplement for future reference.

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